222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: + 1 (312) 609 7500 F: + 1 (312) 609 5005 CHICAGO — NEW YORK — WASHINGTON, DC — LONDON — SAN FRANCISCO
NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com

November 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen California AMT-Free Municipal Income Fund (the “Registrant”); File No. 811-21212

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and MuniFund Term Preferred Shares in connection with the reorganization of Nuveen California Premium Income Municipal Fund into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS

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